Cash Flow Information (Summary of Cash Flow Information) (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended
		Jul. 31, 2017	Sep. 30, 2017		Sep. 30, 2016
Capital Expenditures And Investments [Abstract]
Cash capital expenditures and investments			$ 308.0	[1]	$ 321.0
Change in capital expenditure accruals			(2.0)	[1]	(23.0)
Capital expenditures and investments attributable to the Partnership			225.0		207.0
Capital expenditures attributable to Predecessors	[1]		81.0		91.0
Total capital expenditures and investments	[1]		306.0		298.0
Other Noncash Investing and Financing Activities
PP&E, equity investments and loan receivable received from combination of business			821.0	[2]	0.0
Debt assumed from combination of business			238.0	[2]	0.0
Certain liabilities of acquired assets retained by Phillips 66			0.0		45.0	[3]
Non-cash distributions			287.0		177.0
General Partner
Other Noncash Investing and Financing Activities
Non-cash distributions		$ 59.0	$ 96.0		$ 50.0

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
[2]	See Note 4—Acquisitions for additional information related to the Bakken Pipeline/MSLP Acquisition. In July 2017, the $59 million outstanding balance on the acquired loan receivable was written-off as a noncash distribution to Phillips 66.
[3]	Certain liabilities of assets acquired from Phillips 66 were retained by Phillips 66, pursuant to the terms of various agreements under which we acquired those assets. See Note 10—Contingencies for additional information on excluded liabilities associated with acquisitions from Phillips 66.